Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
LGM ENTERPRISES, LLC [Member]
Summary of prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following:

	September 30, 2023	December 31, 2022
Prepaid vendor expenses	$2,026	$2,009
Prepaid insurance	154	1,894
Capitalized SPAC costs	4,033	1,233
Prepaid maintenance	211	181
Prepaid non-aircraft subscriptions	298	135
Deferred commission	576	413

	$7,298	$5,865

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2022	2021
Prepaid vendor expenses	$2,422	$1,625
Prepaid insurance	$1,894	$1,290
Prepaid employee expenses	1,233	—
Capitalized SPAC costs	181	377
Other	135	13

	$5,865	$3,304